Group information - Consolidated Statement of Financial Position (Details) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of associates [line items]
Non-current assets	₨ 841,418	$ 9,849	₨ 769,498
Current assets	118,381	1,386	104,437
Non-current liabilities	632,252	7,401	610,194
Current liabilities	196,435	2,299	142,044
Equity attributable to equity holders of the parent	112,602	1,318	105,217
Attributable to:
Equity holders of the parent	131,112	1,535	121,697	₨ 118,400	₨ 126,373
Non-controlling interests	18,510	217	16,480
RPPL
Disclosure of associates [line items]
Non-current assets	837,809	9,807	768,021
Current assets	117,726	1,378	103,582
Non-current liabilities	610,762	7,149	590,592
Current liabilities	196,895	2,305	142,619
Non-controlling interests (not considered individually material)	14,473	169	12,679
Equity attributable to equity holders of the parent	133,405	1,562	125,713
Attributable to:
Equity holders of the parent	129,261	1,513	121,803
Non-controlling interests	₨ 4,144	$ 49	₨ 3,910